First Quarter Report 2007

Tri-Continental
Corporation

an investment you can live with

Tri-Continental Corporation

FIRST QUARTER REPORT 2007

May 18, 2007

To the Stockholders:

     We are pleased to present Tri-Continental Corporation’s first quarter report, covering the three months ended March 31, 2007. Inside this report you will find Tri-Continental’s investment results and portfolio of investments.

     For the three months ended March 31, 2007, the Corporation delivered a total return of 2.6% based on market price and 1.2% based on net asset value (NAV). In comparison, the Corporation’s benchmark, the S&P 500 Index, returned 0.6% for the period. The Lipper Closed-End Core Funds Average returned 2.5% and the Lipper Large-Cap Core Funds Average returned 0.5%.

     In addition to Tri-Continental’s improving investment results, the Corporation resumed the payment of capital gains, with a per share distribution of $0.12 on March 27, 2007, and paid a first quarter dividend of $0.14 per Common share, compared to the $0.07 dividend paid by the Corporation in the first quarter of 2006.

     Thank you for your continued support of Tri-Continental Corporation. We look forward to serving your investment needs for many more years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

Tri-Continental Corporation

Investment Results Per Common Share

TOTAL RETURNS
For Periods Ended March 31, 2007

		Average Annual
	Three	One	Two	Three	Five	Ten
	Months*	Year	Years	Years	Years	Years
Market Price	2.62%	14.63%	14.96%	11.51%	4.83%	6.93%
Net Asset Value	1.23	13.45	12.29	10.30	5.03	6.22
Lipper Closed-End Core
Funds Average**	2.49	11.75	12.04	9.81	5.81	6.92
Lipper Large-Cap Core
Funds Average**	0.46	9.87	10.57	8.65	4.99	6.87
S&P 500**	0.64	11.83	11.78	10.06	6.27	8.20

PRICE PER SHARE

	March 31, 2007	December 31, 2006
Market Price	$22.70	$22.38
Net Asset Value	25.71	25.66

DIVIDEND AND CAPITAL GAIN PER SHARE AND YIELD INFORMATION
For Periods Ended March 31, 2007

	Capital Gain (Loss)
Dividends Paid‡	Realized	Unrealized Gain†	Unrealized Loss†	SEC 30-Day YieldØ
$0.14	$0.67	$1.43	$(1.03)	2.96%

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Corporation as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. J. & W. Seligman & Co. Incorporated, the investment manager of the Corporation, made certain payments to the Corporation in 2004. Absent such payments, the net asset value returns that include this period would have been lower. Returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares. An investment in Tri-Continental is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation.

See footnotes on page 3.

Tri-Continental Corporation

Investment Results Per Common Share (continued)

*	Returns for periods of less than one year are not annualized.

**

The Lipper Closed-End Core Funds Average and the Lipper Large-Cap Core Funds Average (the “Lipper Averages”) and the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Averages exclude the effect of taxes and any costs associated with the purchase of shares, and the S&P 500 excludes the effect of fees, taxes, and sales charges. The Lipper Closed-End Core Funds Average measures the performance of closed-end funds. The Lipper Large-Cap Core Funds Average includes open-end funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.5 billion as of March 31, 2007). The Lipper Large-Cap Core Funds Average is provided for comparative purposes so that the Corporation’s perfomance can be measured against both closed-end and open-end funds with similar portfolio holdings as the Corporation. Lipper classifies the Corporation, based on its portfolio holdings, as a Closed-End Core Fund. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an index or an average.

‡	Preferred Stockholders were paid dividends totaling $0.625 per share.

†	Represents the per share amount of gross unrealized gain or loss of portfolio securities as of March 31, 2007.

Ø	Current yield, representing the annualized yield for the 30-day period ended March 31, 2007, has been computed in accordance with SEC regulations and will vary.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Corporation’s prospectus or statement of additional information.

Tri-Continental Corporation

Ten Largest Equity Holdings†
March 31, 2007

	Cost	Value
	(000s)	(000s)
Altria Group, Inc.	$93,749	$98,436
General Electric Company	91,511	81,176
Exxon Mobil Corporation	54,694	68,539
Wachovia Corporation	61,016	60,993
Bank of America Corporation	57,638	55,879
JPMorgan Chase & Co.	49,971	55,637
Capital One Financial Corporation	57,292	54,585
Pfizer Inc.	55,111	51,445
Comverse Technology, Inc.	46,202	49,496
ConocoPhillips	46,555	48,139
	$613,739	$624,325

The Corporation is actively managed and holdings are subject to change. There can be no assurance that the securities presented have remained or will remain in the Corporation’s portfolio. Information regarding the Corporation’s portfolio holdings should not be construed as a recommendation to buy or sell any security, an indication that any security is suitable for a particular investor, or that any of the securities listed were or will be profitable.

† Excludes options purchased.

Largest Portfolio Changes
January 1 to March 31, 2007

Largest Purchases	Largest Sales
Apollo Group, Inc. (Class A)*	Chevron Corporation
Pfizer Inc.	Bank of New York Company, Inc. (The)**
Bristol-Myers Squibb Company*	SUPERVALU INC.**
Hewlett-Packard Company*	Wal-Mart Stores, Inc.**
Costco Wholesale Corporation*	Health Net, Inc.**
Best Buy Co., Inc.	KeyCorp**
Electronic Arts Inc.*	Legg Mason, Inc.**
Amdocs Limited*	TXU Corp.**
Barrick Gold Corporation*	Dollar General Corporation**
CVS/Caremark Corporation	Coca-Cola Enterprises Inc.**

Largest portfolio changes from the previous period to the current period are based on cost of puchases and proceeds from sales of securities, listed in descending order.

  * Position added during the period.
** Position eliminated during the period.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2007

	Shares or Warrants		Value
COMMON STOCKS AND
WARRANTS 86.9%

AEROSPACE AND
DEFENSE 2.7%
Boeing Company (The)	426,800	shs.	$37,946,788
General Dynamics Corporation	105,300		8,044,920
Honeywell International Inc.	589,000		27,129,340
			73,121,048

AIR FREIGHT AND
LOGISTICS 0.5%
FedEx Corp.	93,800		10,076,934
TNT N.V. (ADR)	75,700		3,485,985
			13,562,919

AIRLINES 0.3%
JetBlue Airways Corporation*	562,500		6,474,375

BIOTECHNOLOGY 3.0%
Amgen Inc.*	446,200		24,933,656
Genentech, Inc.*	224,000		18,394,880
Medimmune, Inc.*	427,600		15,560,364
Pharmion Corporation*	825,825		21,710,939
			80,599,839

CAPITAL MARKETS 1.3%
Goldman Sachs
Group, Inc. (The)	73,600		15,207,968
Merrill Lynch & Co. Inc.	238,400		19,470,128
			34,678,096

CHEMICALS 0.8%
E.I. Du Pont de Nemours
and Company	459,200		22,698,256

COMMERCIAL BANKS 2.3%
Wachovia Corporation	1,107,963		60,993,363

COMMERCIAL SERVICES
AND SUPPLIES 1.0%
Waste Management Inc.	774,200		26,640,222

COMMUNICATIONS
EQUIPMENT 5.5%
Alcatel-Lucent (ADR)	2,593,453		30,654,614
Alcatel-Lucent
(exercise price of $2.75,
expiring 12/10/2007)*	13,686,305	wts.	1,368,631
Cisco Systems, Inc.*	496,180	shs.	12,667,475
Comverse Technology, Inc.*	2,310,200		49,496,035
Motorola, Inc.	1,496,300		26,439,621
QUALCOMM Inc.	666,300		28,424,358
			149,050,734

COMPUTERS AND
PERIPHERALS 4.2%
Apple Inc.*	158,300		14,707,653
Hewlett-Packard Company	575,900		23,116,626
International Business
Machines Corporation	211,620		19,947,301
Palm, Inc.*	1,284,100		23,280,733
SanDisk Corporation*	177,200		7,761,360
Seagate Technology	1,087,800		25,345,741
			114,159,414

CONSUMER FINANCE 2.5%
American Express Company	238,000		13,423,200
Capital One Financial Corporation	723,368		54,585,349
			68,008,549

CONTAINERS AND
PACKAGING 1.3%
Packaging Corporation of America	357,900		8,732,760
Smurfit-Stone Container
Company*	2,400,000		27,024,000
			35,756,760

DIVERSIFIED CONSUMER
SERVICES 1.3%
Apollo Group, Inc. (Class A)*	768,000		33,715,200

DIVERSIFIED FINANCIAL
SERVICES 5.4%
Bank of America Corporation	1,095,240		55,879,145
Citigroup Inc.	629,830		32,335,472
JPMorgan Chase & Co.	1,150,000		55,637,000
			143,851,617

See footnotes on page 10.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2007

	Shares	Value
DIVERSIFIED
TELECOMMUNICATION
SERVICES 1.2%
Citizens Communications
Company	834,200	$12,471,290
Windstream Corporation	1,338,700	19,665,503
		32,136,793

ENERGY EQUIPMENT
AND SERVICES 2.1%
Halliburton Company	672,600	21,348,324
Tidewater Inc.	349,500	20,473,710
Weatherford International Ltd.*	319,700	14,418,470
		56,240,504

FOOD AND STAPLES
RETAILING 3.8%
Costco Wholesale Corporation	379,000	20,405,360
CVS/Caremark Corporation	1,146,700	39,148,338
Rite Aid Corporation*	7,318,500	42,227,745
		101,781,443

FOOD PRODUCTS 1.1%
Archer Daniels Midland
Company	386,500	14,184,550
Hershey Company (The)	268,300	14,665,278
		28,849,828

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.4%
Boston Scientific Corporation*	1,272,700	18,505,058
Medtronic, Inc.	402,900	19,766,274
		38,271,332

HEALTH CARE PROVIDERS
AND SERVICES 2.2%
Aetna Inc.	480,500	21,041,095
WellPoint Inc.*	479,200	38,863,120
		59,904,215

HOTELS, RESTAURANTS
AND LEISURE 1.0%
Las Vegas Sands Corp.*	155,000	13,424,550
Starbucks Corporation*	434,500	13,625,920
		27,050,470

INDUSTRIAL
CONGLOMERATES 4.7%
3M Company	578,500	44,214,755
General Electric Company	2,295,700	81,175,952
		125,390,707

INSURANCE 2.8%
American International
Group, Inc.	642,300	43,175,406
Hartford Financial Services
Group, Inc.	338,100	32,315,598
		75,491,004

INTERNET SOFTWARE
AND SERVICES 1.1%
Google Inc. (Class A)*	44,300	20,296,488
Yahoo! Inc.*	258,100	8,075,949
		28,372,437

IT SERVICES 0.8%
Amdocs Limited*	559,000	20,392,320

MACHINERY 0.7%
Caterpillar Inc.	298,800	20,028,564

MEDIA 1.1%
Time Warner Inc.	1,539,100	30,351,052

METALS AND MINING 2.4%
Alcoa Inc.	588,200	19,939,980
Barrick Gold Corporation	614,400	17,541,120
Freeport-McMoRan Copper
& Gold Inc. (Class B)	407,800	26,992,282
		64,473,382

OIL, GAS AND
CONSUMABLE FUELS 6.8%
Chevron Corporation	191,800	14,185,528
ConocoPhillips	704,300	48,138,905
El Paso Corporation	1,945,600	28,152,832
Exxon Mobil Corporation	908,400	68,538,780
Murphy Oil Corporation	443,425	23,678,895
		182,694,940

PERSONAL PRODUCTS 0.8%
Herbalife Ltd.*	534,900	20,962,731

See footnotes on page 10.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2007

	Shares or Number of Contracts**		Value
PHARMACEUTICALS 4.9%
Bristol-Myers Squibb Company	981,600	shs.	$27,249,216
Pfizer Inc.	2,036,638		51,445,476
Schering-Plough Corporation	445,200		11,357,052
Wyeth	815,300		40,789,459
			130,841,203

ROAD AND RAIL 1.0%
Avis Budget Group, Inc.*	979,320		26,755,022

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 1.3%
Broadcom Corporation (Class A)*	327,700		10,509,339
KLA-Tencor Corporations	277,200		14,780,304
Texas Instruments Incorporated	344,500		10,369,450
			35,659,093

SOFTWARE 3.9%
Adobe Systems Incorporated*	342,100		14,265,570
BEA Systems Inc.*	1,299,400		15,060,046
Business Objects S.A. (ADR)*	373,200		13,506,108
Electronic Arts Inc.*	399,500		20,118,820
Microsoft Corp.	1,481,656		41,293,753
			104,244,297

SPECIALTY RETAIL 3.8%
Best Buy Co., Inc.	693,300		33,777,576
Foot Locker, Inc.	1,660,100		39,095,355
Urban Outfitters, Inc.*	1,103,800		29,261,738
			102,134,669

THRIFTS AND MORTGAGE
FINANCE 1.3%
Countrywide Financial
Corporation	274,900		9,247,636
Washington Mutual, Inc.	616,100		24,878,118
			34,125,754

TOBACCO 3.7%
Altria Group, Inc.	1,172,980		98,435,630

WIRELESS TELECOMMUNICATION
SERVICES 0.9%
Sprint Nextel Corporation	1,276,600		24,204,336
TOTAL COMMON STOCKS
AND WARRANTS			2,332,102,118

OPTIONS PURCHASED* 2.9%

BEVERAGES 0.1%
Coca-Cola Enterprises, Inc.,
Call expiring January
2008 at $15	4,636		2,642,520

CAPITAL MARKETS 0.1%
Bear Stearns Companies Inc. (The),
Call expiring January 2008 at $150	920		1,619,200

COMMUNICATIONS
EQUIPMENT 0.4%
Comverse Technology, Inc.,
Call expiring January
2008 at $20	20,083		7,531,125
QUALCOMM Inc.,
Call expiring January 2009 at $40	3,277		3,322,878
			10,854,003

COMPUTERS AND
PERIPHERALS 0.2%
Dell Inc., Call expiring January
2008 at $25	4,277		804,076
Palm, Inc., Call expiring January
2008 at $17.5	20,008		5,002,000
Seagate Technology, Call expiring
January 2008 at $17.5	1,326		888,420
			6,694,496

CONSUMER FINANCE 0.1%
Capital One Financial Corporation,
Call expiring January 2008 at $80	5,465		3,442,950

ENERGY EQUIPMENT AND
SERVICES 0.1%
Oil Service HOLDRS Trust, Call
expiring January 2008 at $140	1,689		3,374,622

See footnotes on page 10.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2007

	Number of
	Contracts**/
	Partnership Interest	Value
FOOD PRODUCTS 0.1%
Kraft Foods Inc., Put expiring
June 2007 at $35	5,239	$1,886,040

HEALTH CARE EQUIPMENT
AND SUPPLIES 0.1%
Boston Scientific Corporation,
Call expiring January
2009 at $20	13,228	2,050,340

HEALTH CARE PROVIDERS
AND SERVICES 0.1%
Aetna Inc., Call expiring January
2008 at $42.5	3,409	1,909,040

INTERNET SOFTWARE
AND SERVICES 0.2%
Yahoo!, Inc., Call expiring
January 2009 at $30	7,244	4,911,432

MACHINERY 0.1%
Caterpillar Inc., Call expiring
January 2009 at $80	4,506	2,478,300

METALS AND MINING 0.1%
Alcoa Inc., Call expiring
January 2008 at $35	4,940	1,457,300

OIL, GAS AND
CONSUMABLE FUELS 0.1%
Murphy Oil Corporation, Call
expiring January 2008 at $50	2,667	2,026,920

PAPER AND FOREST
PRODUCTS 0.1%
International Paper Company,
Call expiring January 2009
at $40	5,598	1,791,360

PHARMACEUTICALS 0.2%
Bristol-Myers Squibb Company,
Call expiring September
2007 at $27.5	25,719	5,015,205

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.1%
Intel Corporation, Call expiring
January 2009 at $20	4,586	1,256,564
Marvell Technology Group, Ltd.,
Call expiring January 2009 at $20	4,961	1,537,910
Maxim Integrated Products, Inc.,
Call expiring January 2008 at $35	3,718	594,880
		3,389,354
SOFTWARE 0.0%
Business Objects SA (ADR), Call
expiring April 2007 at $40	2,862	57,240

SPECIALTY RETAIL 0.0%
Foot Locker Inc., Call expiring
January 2008 at $25	7,601	1,330,175

THRIFTS AND MORTGAGE
FINANCE 0.0%
Countrywide Financial Corporation,
Call expiring January 2009 at $37.5	179	102,030
Countrywide Financial Corporation,
Call expiring January 2008 at $37.5	3,259	1,156,945
		1,258,975

TOBACCO 0.6%
Altria Group Inc., Call expiring
January 2008 at $80	6,410	7,243,300
Altria Group Inc., Call expiring
January 2008 at $85	11,324	8,719,480
		15,962,780

WIRELESS
TELECOMMUNICATION
SERVICES 0.1%
Sprint Nextel Corporation,
Call expiring January
2009 at $20	15,226	4,491,670

TOTAL OPTIONS PURCHASED		78,643,922

LIMITED PARTNERSHIP† 0.1%
WCAS Capital Partners II, L.P. $4,292,803	$4,292,803	1,833,804

See footnotes on page 10.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2007

	Principal Amount		Value
SHORT-TERM
HOLDINGS 10.3%

EQUITY-LINKED NOTES†† 8.8%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	13,388,663		$13,730,341
34.9%, 8/23/2007(1)(b)	19,272,000		18,253,860
30.1%, 9/5/2007(1)(c)	9,649,000		9,102,577
Goldman Sachs Group (The):
8.25%, 7/27/07(1)(d)	11,675,060		13,243,352
13.75%, 8/2/07(1)(e)	13,020,774		12,530,201
33%, 8/6/07(1)(f)	18,880,900		18,671,322
34.8%, 8/9/07(1)(g)	17,451,100		17,023,548
30.8%, 9/4/07(1)(h)	19,272,300		18,100,544
9.8%, 9/27/07(1)(i)	12,009,268		12,268,927
Merrill Lynch & Co., Inc.
30%, 10/3/07(1)(j)	13,655,000		12,948,217
Morgan Stanley:
8.08%, 5/1/07(1)(d)	12,897,489		15,034,573
31.9%, 8/23/07(2)(m)	19,272,000		17,755,679
10.25%, 8/25/07(1)(k)	19,194,138		21,367,403
30%, 8/31/07(1)(l)	19,272,000		17,851,268
35.3%, 9/6/07(2)(n)	9,649,000		8,863,391
30.35%, 9/6/07(2)(o)	9,649,000		8,881,326
			235,626,529

REPURCHASE AGREEMENT 1.2%
State Street Bank 4.65%,
dated 3/30/2007
maturing 4/2/2007 in the
amount of $32,009,399
collateralized by $33,330,000
US Treasury Notes
4.5%, due 8/15/2015,
with a fair market value
of $32,638,969	31,997,000		31,997,000

US TREASURY NOTES 0.3%
US Treasury Notes
3.625%, 4/30/07	7,035,000	***	7,026,967
TOTAL SHORT-TERM
HOLDINGS			274,650,496

TOTAL
INVESTMENTS 100.2%			2,687,230,340
OTHER ASSETS LESS
LIABILITIES (0.2)%			(4,073,859)
NET INVESTMENT
ASSETS 100.0%			$2,683,156,481

Schedule of Option Written		March 31, 2007
(unaudited)

	Number of
PUT OPTION WRITTEN	Contracts**		Value
Las Vegas Sands Corp.,
expiring April 2007 at $90	709		$(354,500)

The cost of investments for federal income tax purposes was $2,648,130,590. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $146,878,269 and $107,778,519, respectively.

See footnotes on page 10.

Tri-Continental Corporation

Portfolio of Investments	March 31, 2007
(unaudited)

*	Non-income producing security.

**	Each contract represents 100 shares.

***	All or part of the security is held as collateral for options written. As of March 31, 2007, the value of securities held as collateral was $7,026,967.

†	At March 31, 2007, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition date of the investment in the limited partnership, along with the cost and value at March 31, 2007, was as follows:

Investment	Acquisition Date(s)	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,301,124	$1,833,804

††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)

The principal amount of the notes plus or minus the lesser of A) the lowest return of the company’s or companies’ respective stock price determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parenthesis:

		(a)	SanDisk Corporation (+10%)

		(b)	Amdocs Limited, Boston Scientific Corporation and Palm, Inc. (+10%)

		(c)	Alcatel-Lucent, BEA Systems, Inc. and Best Buy Co., Inc. (+5%)

		(d)	Yahoo! Inc. (+20%)

		(e)	Marvell Technology Group Ltd. (+20%)

		(f)	Motorola, Inc., SanDisk Corporation and Yahoo! (+10%)

		(g)	KLA-Tencor Corporation, Peabody Energy Corporation and Urban Outfitters, Inc. (+10%)

		(h)	BEA Systems, Inc., Sprint Nextel Corporation and Weatherford International Ltd. (+10%)

		(i)	Seagate Technology (+20%)

		(j)	Archer-Daniels-Midland Company, Countrywide Financial Corporation and Foot Locker, Inc. (+10%)

		(k)	eBay (+20%)

		(l)	Coldwater Creek Inc., Comverse Technology, Inc. and Halliburton Company (+10%)

(2)

A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes:

		(m)	Advanced Micro Devices, Inc., Alcoa Inc. and Bristol-Myers Squibb Company

		(n)	Broadcom Corporation, Herbalife Ltd. and Rite Aid Corporation

		(o)	Corning Incorporated, Las Vegas Sands Corp. and Smurfit-Stone Container Corporation

ADR — American Depositary Receipt.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

Tri-Continental Corporation

Stockholder Services

     Tri-Continental provides a number of services to make maintaining an investment in its Common Stock more convenient. Please consult Tri-Continental’s prospectus for the terms and conditions of these services.

Automatic Dividend Investment and Cash Purchase Plan. Subject to the terms and conditions set forth in the prospectus, Stockholders may automatically purchase additional shares with dividends and capital gains. There is no charge for this service. Stockholders may also, subject to the terms and conditions of the prospectus, purchase additional shares directly from the Corporation. There is a service fee of a maximum of $2.00 for each cash purchase transaction.

Automatic Cash Withdrawal Plan. Stockholders who hold common shares with a market value of $5,000 or more may elect to receive a fixed amount from their investment at regular intervals by selling their shares to the Corporation.

Traditional Individual Retirement Account (IRA). Stockholders who have earned income and are under age 70½ may contribute up to $4,000 per year to a Traditional IRA for 2007. A working or non-working spouse may also contribute up to $4,000 to a separate Traditional IRA for 2007. Additionally, individuals who reach age 50 prior to the end of a taxable year may make “catch-up contributions” to a Traditional IRA of up to $1,000. Contributions to a Traditional IRA may be deductible or non-deductible. If you are single and not covered by an employer’s retirement plan, your contribution will always be deductible. For individuals who are covered by a plan, contributions will be fully deductible if your modified adjusted gross income (MAGI) in 2007 is less than $51,000. For spouses who are both covered by a plan, contributions will be fully deductible if your MAGI is less than $83,000. If one spouse does not work or is not covered by a retirement plan, that spouse’s contribution will be fully deductible provided your household MAGI does not exceed $156,000. If your contribution is not deductible, you may still take advantage of the tax-deferred accumulation of earnings in your Traditional IRA.

Rollover IRA. You may be eligible to roll over a distribution of assets received from another IRA, a qualified employee benefit plan, or tax-deferred annuity into a Rollover IRA with Tri-Continental. To avoid a tax penalty, the transfer to a Rollover IRA must occur within 60 days of receipt of the qualifying distribution. If you do not make a direct transfer of a distribution from a qualified employee benefit plan or a tax-deferred annuity to a Rollover IRA, the payor of the distribution must withhold 20% of the distribution.

Roth IRA. You (and a working or non-working spouse) may each make an after-tax contribution of up to $4,000 per year to a Roth IRA provided you have earned income and meet the eligibility requirements. Your MAGI must be less than $95,000 (individuals) or $150,000 (married couples) to be eligible to make a full contribution to a Roth IRA. You are eligible to make a partial Roth IRA contribution if your MAGI is below $110,000 (individuals) or $160,000 (married couples). Total combined contributions to a Roth IRA and a Traditional IRA cannot exceed $4,000 in any year. Additionally, individuals who reach age 50 prior to the end of a taxable year may make “catch-up contributions” to either a Roth IRA or Traditonal IRA of up to $1,000. Earnings grow tax-free and will be distributed to you tax-free and penalty-free provided that you hold your account for at least five years and you take the distribution either after age 59½, for disability, upon death, or to make a first-time home purchase (up to $10,000). Unlike a Traditional IRA, you may contribute to a Roth IRA even if you are over age 70½ (if you have earned income), and you are not required to take minimum distributions at age 70½. You may

Tri-Continental Corporation

Stockholder Services (continued)

convert an existing Traditional IRA to a Roth IRA to take advantage of tax-free distributions. You must pay taxes on any earnings and deductible contributions in your Traditional IRA when converting it to a Roth IRA. Talk to your financial advisor for more details on converting your Traditional IRA.

Retirement Planning — Qualified Plans. Unincorporated businesses and the self-employed may take advantage of the same benefits in their retirement plans that are available to corporations. Contribution levels can go as high as 100% of earned income (reduced by plan contributions), to a maximum of $45,000 per participant. For retirement plan purposes, no more than $225,000 may be taken into account as earned income under the plan in 2007. Social Security integration and employee vesting schedules are also available as options in the Tri-Continental prototype retirement plans. Although you already may be participating in an employer’s retirement plan, you may be eligible to establish another plan based upon income from other sources, such as director’s fees.

Retirement Plan Services provides information about our prototype retirement plans. The toll-free telephone number is (800) 445-1777 in the US and (212) 682-7600 outside the US.

Gifts Free of Federal Tax are often made using Tri-Continental Common Stock. You may give as much as $12,000 a year to as many individuals as desired free of federal gift tax, and a married couple may give up to $24,000 a year.

Stock Repurchase Program. On November 16, 2006, the Board of Directors authorized the renewal of Tri-Continental’s ongoing share repurchase program. The program authorizes the Corporation to repurchase up to 5% of the Corporation’s shares during the period from January 1, 2007 through December 31, 2007, provided that the discount of a share’s market price to its net asset value (“NAV”) remains greater than 10%. The stock repurchase plan seeks, among other things, to moderate the growth in the number of shares outstanding, increase the net asset value of outstanding shares, increase the liquidity of Tri-Continental’s common stock, and reduce the dilutive impact on Stockholders who do not take capital gains distributions, when such distributions are made, in additional shares.

     Between January 1, 2007 and March 31, 2007, 1 million shares were repurchased. This is approximately 1% of the shares outstanding at the beginning of the period. On April 6, 2007, the Board of Directors approved a suspension of the stock repurchase program pending the outcome of the vote of Stockholders of the Corporation on a proposal to implement a Distribution Policy.

Tri-Continental Corporation

Board of Directors

John R. Galvin (1,3)		Leroy C. Richie (1,3)
Dean Emeritus, Fletcher School of Law		Counsel, Lewis & Munday, P.C.
and Diplomacy at Tufts University		Director, Vibration Control Technologies, LLC
Chairman Emeritus, American Council		Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
on Germany		Director and Chairman, Highland Park Michigan
Economic Development Corp.
John F. Maher (1,3)		Chairman, Detroit Public Schools Foundation
Retired President and Chief Executive Officer,
Great Western Financial Corporation and its		Robert L. Shafer (2,3)
principal subsidiary, Great Western Bank		Ambassador and Permanent Observer of the Sovereign
Military Order of Malta to the United Nations
Frank A. McPherson (2,3)
Retired Chairman of the Board and Chief Executive		James N. Whitson (1,3)
Officer, Kerr-McGee Corporation		Retired Executive Vice President and Chief Operating
Director, DCP Midstream GP, LLP, Integris Health,		Officer, Sammons Enterprises, Inc.
Oklahoma Medical Research Foundation,		Director, CommScope, Inc.
Oklahoma Foundation for Excellence in Education,
National Cowboy and Western Heritage Museum, and		Brian T. Zino
Oklahoma City Museum of Art		Director and President,
J. & W. Seligman & Co. Incorporated
Betsy S. Michel (2,3)		Chairman, Seligman Data Corp.
Attorney		Director, Seligman Advisors, Inc., and
Trustee, The Geraldine R. Dodge Foundation		Seligman Services, Inc.

William C. Morris
Chairman and Director, J. & W. Seligman & Co.	Member:	(1) Audit Committee
Incorporated, Carbo Ceramics Inc., Seligman		(2) Director Nominating Committee
Advisors, Inc., and Seligman Services, Inc.		(3) Board Operations Committee
Director, Seligman Data Corp.
President and Chief Executive Officer,
The Metropolitan Opera Association

Tri-Continental Corporation

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Treasurer

John B. Cunningham	Frank J. Nasta
Vice President	Secretary

Eleanor T.M. Hoagland	Marco F. Acosta
Vice President and Chief Compliance Officer	Assistant Vice President

Charles W. Kadlec
Vice President

Additional Fund Information

Manager	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	(800) TRI-1092	Stockholder Services
100 Park Avenue
New York, NY 10017	(800) 445-1777	Retirement Plan Services

Stockholder Service Agent	(212) 682-7600	Outside the United States
Seligman Data Corp.
100 Park Avenue	(800) 622-4597	24-Hour Automated
New York, NY 10017		Telephone Access Service

Mail Inquiries To:
P.O. Box 9759
Providence, RI 02940-9759

This report is intended only for the information of Stockholders who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about investment objectives, risks, management fees and other costs. The prospectus should be read carefully before investing and may be obtained by calling Stockholder Services at 800-TRI-1092.

END OF FIRST QUARTER REPORT